Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL REPORT

September 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Investor:

I am pleased to present the Annual Report to shareholders for Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. The report covers the 12-month period ended September 30, 2000. It includes commentary by the fund's portfolio manager, followed by the portfolio of investments and financial statements.

This fund demonstrates Federated's ability to bring different asset classes together--Treasurys, mortgage-backed securities, high quality corporate debt, and high yield corporate debt--and be competitive with the broadest bond index, the Lehman Brothers Aggregate Bond Index.1

Since the fund was introduced in October 1996, it has grown at a steady pace to $279.6 million in net assets at the end of the reporting period. During the reporting period, the fund's diversified portfolio of high quality, investment grade bonds produced a no-load total return of 6.96%2 for Institutional Shares and 6.64%2 for Institutional Service Shares.

Income and capital gains paid by the fund during the reporting period totaled $0.689 per share and $0.008 per share, respectively, for Institutional Shares and $0.659 per share and $0.008 per share, respectively, for Institutional Service Shares. Net asset value for both share classes declined by $0.02 to end the reporting period at $10.16.

1 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgaged-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. This index is unmanaged, and investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The fund's one-year and three-year total returns placed it in the top quartile of its Lipper Intermediate Investment Grade Debt Average category.3 Federated Total Return Bond Fund Institutional Shares ranked 37 out of 287 funds and 13 out of 212 funds for the one-year and three-year periods, respectively, as of September 30, 2000.

We appreciate your participation in the total return opportunities of Federated Total Return Bond Fund. As always, we welcome your questions and comments.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
November 15, 2000

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services Inc. as falling the respective categories indicated. These figures do not reflect sales charges.

Investment Review

Interest rates displayed significant volatility during the reporting period, rising over 1% through early May and then falling about 1% through late September. Four Federal Reserve Board (the "Fed") rate increases that totaled 1.25% contributed to rising rates, along with tight labor markets and unusually strong economic growth early in the reporting period. The more recent decline in rates was triggered by bond market expectations that higher oil prices will slow consumer spending, and the weaker Euro will slow export growth to Europe, thereby putting a damper on overall economic growth over the remainder of the year. Also contributing to an improved tone in the bond market was the Fed holding monetary policy steady since the mid-May Federal Open Market Committee (FOMC) Meeting.

The Fed is expected to be on hold until at least through the inauguration of the new President. Although still growing at a healthy pace, the Fed is certainly concerned about the inflationary and economic impacts of higher oil and gas prices. The employment numbers, NAPM (National Association of Purchasing Management), housing and retail sales all indicate a weakening in the growth trend of the economy, which relieves pressure on prices. But at the recent mid-November FOMC meeting, the Committee did not remove the tightening bias in monetary policy, indicating that they remain concerned about the long-term effects of higher energy prices.

Spread product was back in vogue during the reporting period, with investors favoring higher quality securities as worries of lower corporate profits were reinforced by a sharp decline in equity prices. Agencies, asset-backed and mortgage-backed securities all had positive excess returns over similar duration Treasury securities of 20-60 basis points.1 Excess returns in corporate securities, on the other hand, fell along credit quality lines. Both lower quality investment grade and non-investment grade corporate securities experienced difficulties during the third quarter and had negative excess returns of 35-40 basis points. Declining equity prices and profit worries fueled the negative performance.

The Federated Total Return Bond Fund essentially matched the Lehman Aggregate Bond Index for the 12-month reporting period, ended September 30, 2000, returning 6.96%2 for Institutional Shares and 6.64%2 for Institutional Service Shares, after all expenses, versus 6.99% for its benchmark. The fund significantly outperformed the Lipper Intermediate Investment-Grade Debt Category which returned 5.75% for this same period. The performance can be attributed to a longer duration target, somewhat offset by an overweight in the corporate sector.

The fund continues to maintain a neutral-positive position on interest rates, with a duration target slightly long of the index. In addition, most spread products are held in an overweight position relative to the index, in anticipation of a slowing economic/soft landing scenario. No significant portfolio composition changes are anticipated over the near term.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $100,000 INVESTED IN FEDERATED TOTAL RETURN BOND FUND--INSTITUTIONAL SHARES

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Year Ended September 30, 2000
1 Year	6.96%
Start of Performance (10/1/96)	7.19%

The graph above illustrates the hypothetical investment of $100,0001 in Federated Total Return Bond Fund--Institutional Shares (the "Fund") from October 1, 1996 (start of performance) to September 30, 2000 compared to the Lehman Brothers Aggregate Bond Index (LBABI).2

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBABI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBABI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

GROWTH OF $25,000 INVESTED IN FEDERATED TOTAL RETURN BOND FUND--INSTITUTIONAL SERVICE SHARES

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Year Ended September 30, 2000
1 Year	6.64%
Start of Performance (10/1/96)	6.88%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Total Return Bond Fund--Institutional Service Shares (the "Fund") from October 1, 1996 (start of performance) to September 30, 2000 compared to the Lehman Brothers Aggregate Bond Index (LBABI).2

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBABI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBABI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

Portfolio of Investments

September 30, 2000

Principal Amount			Value
		CORPORATE BONDS--28.7%
		Air Transportation--0.9%
$1,481,255		Northwest Airlines Corp., Company Guarantee, 7.935%, 4/1/2019	$1,497,126
1,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,018,170

		TOTAL	2,515,296

		Automotive--0.5%
255,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	221,031
550,000		Hertz Corp., Sr. Note, 7.625%, 8/15/2007	555,901
650,000		Hertz Corp., Sr. Note, 8.25%, 6/1/2005	669,704

		TOTAL	1,446,636

		Banking--1.9%
260,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	246,805
550,000		GreenPoint Bank, Sr. Note, 6.70%, 7/15/2002	542,701
2,000,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	2,074,420
2,250,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	2,207,702
300,000		Summit Bancorp, Bond, 8.40%, 3/15/2027	276,945

		TOTAL	5,348,573

		Beverage & Tobacco--0.5%
275,000		Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005	273,504
1,250,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	1,251,800

		TOTAL	1,525,304

		Cable Television--0.5%
1,180,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,283,073

		Chemicals & Plastics--0.1%
500,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	319,545

		Consumer Products--0.5%
1,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	1,028,150
500,000		Hershey Foods Corp., Note, 6.95%, 8/15/2012	485,395

		TOTAL	1,513,545

		Ecological Services & Equipment--0.5%
750,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	736,920
300,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	285,423
500,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	473,810

		TOTAL	1,496,153

		Education--1.1%
1,800,000		Boston University, Medium Term Note, 7.625%, 7/15/2097	1,628,946
1,000,000		Columbia University, Medium Term Note, 8.62%, 2/21/2001	1,006,890
Principal Amount			Value
		CORPORATE BONDS--continued
		Education--continued
$525,000		Harvard University, Revenue Bonds, 8.125%, 4/15/2007	$554,153

		TOTAL	3,189,989

		Electronics--0.2%
600,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	587,376

		Finance - Automotive--0.5%
500,000		Ford Motor Credit Co., Unsub. Bond, 6.875%, 6/5/2001	498,164
1,000,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,013,760

		TOTAL	1,511,924

		Financial Intermediaries--2.3%
2,310,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,219,563
400,000		Bankers Trust Corp., Sub. Note, 8.25%, 5/1/2005	416,084
1,000,000	[1]	Fidelity Investments, Bond, 7.57%, 6/15/2029	972,440
750,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	747,592
625,000		Lehman Brothers Holdings, Inc., Bond, 7.875%, 8/15/2010	631,244
275,000		Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	274,810
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	255,063
1,000,000		PaineWebber Group, Inc., Note, 7.625%, 12/1/2009	1,003,740

		TOTAL	6,520,536

		Financial Services--0.6%
400,000		FINOVA Capital Corp., Note, 7.40%, 6/1/2007	285,000
1,400,000		General Electric Capital Corp., Medium Term Note, 6.65%, 9/3/2002	1,399,076

		TOTAL	1,684,076

		Food & Drug Retailers--0.1%
150,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	146,647

		Food Products--1.3%
3,250,000		Triarc Consumer Products Group, LLC, Sr. Sub. Note, 10.25%, 2/15/2009	3,607,500

		Forest Products--1.3%
300,000		Container Corp. of America, Company Guarantee, 11.25%, 5/1/2004	305,250
350,000		Donohue Forest Products, Sr. Note, 7.625%, 5/15/2007	349,604
1,300,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	1,295,294
1,500,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,578,585

		TOTAL	3,528,733

		Health Care--0.2%
500,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	482,500

Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--2.1%
$400,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/1/2002	$294,000
1,250,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	1,239,412
600,000		Delphi Financial Group, Inc., Note, 9.31%, 3/25/2027	448,344
2,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	2,116,420
400,000		Hartford Life, Inc., Note, 7.10%, 6/15/2007	396,184
360,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	349,013
1,000,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	972,390

		TOTAL	5,815,763

		Leisure & Entertainment--1.5%
1,650,000		International Speedway Corp., 7.875%, 10/15/2004	1,633,995
400,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	402,612
1,500,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	1,461,960
800,000		Viacom, Inc., Sr. Sub. Note, 10.25%, 9/15/2001	821,368

		TOTAL	4,319,935

		Machinery & Equipment--0.3%
850,000		Caterpillar, Inc., Deb., 9.75%, 6/1/2019	890,562

		Metals & Mining--1.3%
754,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	743,271
415,000		Inco Ltd., Note, 9.60%, 6/15/2022	419,947
1,250,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	1,263,913
1,200,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	1,127,508

		TOTAL	3,554,639

		Oil & Gas--1.9%
1,000,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	896,570
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	940,350
250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	242,803
1,750,000	[1]	Pemex Finance Ltd., 9.03%, 2/15/2011	1,811,408
750,000		Tosco Corp., Note, 8.125%, 2/15/2030	756,675
750,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	740,693

		TOTAL	5,388,499

		Pharmaceutical--0.1%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	372,456

		Printing & Publishing--0.5%
300,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	290,448
1,013,000		News America Holdings, Inc., Company Guarantee, 10.125%, 10/15/2012	1,095,316

		TOTAL	1,385,764

Principal Amount			Value
		CORPORATE BONDS--continued
		Real Estate--0.3%
$750,000		Sun Communities, Inc., Medium Term Note, 6.77%, 5/16/2005	$718,358

		Retailers--2.0%
750,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	753,742
1,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	1,116,420
634,873		K Mart Corp., Pass Thru Cert., 8.54%, 1/2/2015	552,670
750,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	797,970
295,000		Safeway, Inc., Note, 6.05%, 11/15/2003	286,236
300,000		Sears, Roebuck & Co., Medium Term Note, 10.00%, 2/3/2012	339,810
650,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	643,208
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	346,468
715,000		Target Corp., Note, 7.50%, 2/15/2005	729,500

		TOTAL	5,566,024

		Services--0.1%
500,000		Stewart Enterprises, Inc., Note, 6.40%, 5/1/2003	317,500

		Sovereign Government--0.4%
1,000,000		Korea Development Bank, Sr. Unsub., 6.50%, 11/15/2002	980,270

		Supranational--0.2%
500,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/1/2004	503,095

		Technology Services--2.0%
1,500,000		Adaptec, Inc., Conv. Bond, 4.75%, 2/1/2004	1,261,815
1,565,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,429,549
2,650,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	2,809,000

		TOTAL	5,500,364

		Telecommunications & Cellular--1.7%
2,000,000		Deutsche Telekom AG, Global Bond, 8.25%, 6/15/2030	2,074,440
1,000,000		MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	1,105,000
600,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	676,500
1,000,000		Sprint Capital Corp., Global Bond, 6.375%, 5/1/2009	920,740

		TOTAL	4,776,680

		Utilities--1.3%
600,000		Cincinnati Gas and Electric Co., Note, 6.35%, 6/15/2003	587,874
1,050,000		Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,055,609
1,500,000	[1]	Israel Electric Corp. Ltd., Note, 8.25%, 10/15/2009	1,514,715
250,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	229,712
170,000		Puget Sound Energy, Inc., Medium Term Note, 7.02%, 12/1/2027	151,133

		TOTAL	3,539,043

		TOTAL CORPORATE BONDS (IDENTIFIED COST $82,106,027)	80,336,358

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--1.5%
		Structured Product (ABS)--1.4%
$1,000,000	[1]	125 Home Loan Owner Trust, 1998-1A, Class B1, 9.26%, 2/15/2029	$942,812
2,000,000		Chase Credit Card Owner Trust, Class A, 6.66%, 1/15/2007	1,988,700
750,000		Citibank Credit Card Master Trust, 1997-6, Class A, 6.323%, 8/15/2006	576,482
285,697	[1]	Merrill Lynch Mortgage Investors, Inc., 1998-FF3, Class BB, 5.50%, 11/20/2029	273,465

		TOTAL	3,781,459

		Whole Loan--0.1%
406,501	[1]	SMFC Trust Asset-Backed Certificates (Series 1997-A), Class 4, 7.2699%, 1/28/2025	324,185

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,192,271)	4,105,644

		GOVERNMENT AGENCIES--5.3%
1,000,000		Federal Home Loan Bank System, 5.785%, 3/17/2003	982,920
9,000,000		Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	8,403,300
2,500,000		Federal Home Loan Mortgage Corp., 6.625%, 9/15/2009	2,470,250
175,000		Federal Home Loan Mortgage Corp., 7.90%, 9/19/2001	177,146
390,000		Federal National Mortgage Association, 7.50%, 2/11/2002	394,703
500,000		Federal National Mortgage Association, Deb., 6.75%, 7/30/2007	486,060
350,000		Federal National Mortgage Association, Medium Term Note, 6.71%, 7/24/2001	350,375
675,000		Private Export Funding Corp., 7.30%, 1/31/2002	681,737
1,000,000		Tennessee Valley Authority (Series C), 6.00%, 3/15/2013	926,540

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,668,425)	14,873,031

Shares or Principal Amount			Value
		U.S. TREASURY SECURITIES--19.9%
		U.S. Treasury Bonds--9.2%
$2,215,000		5.25%, 11/15/2028	$1,987,099
1,343,000		6.00%, 2/15/2026	1,331,302
3,000,000		6.125%, 11/15/2027	3,028,950
1,000,000		6.25%, 5/15/2030	1,051,560
5,940,000		6.375%, 8/15/2027	6,188,351
2,000,000		6.50%, 11/15/2026	2,113,380
3,700,000		8.125%, 5/15/2021	4,564,468
1,210,000		8.75%, 5/15/2017	1,539,120
1,400,000		9.875%, 11/15/2015	1,914,696
1,400,000		11.625%, 11/15/2004	1,686,020
300,000		11.75%, 11/15/2014	417,153

		TOTAL	25,822,099

		U.S. Treasury Notes--10.7%
2,178,040		3.375%, 1/15/2007	2,105,272
2,154,660		3.625%, 7/15/2002	2,152,635
5,021,569		4.25%, 1/15/2010	5,128,177
8,250,000		5.875%, 11/15/2004	8,242,080
2,900,000		6.00%, 8/15/2009	2,916,414
5,800,000		6.125%, 8/15/2007	5,864,148
2,000,000		6.75%, 5/15/2005	2,071,880
1,250,000		7.875%, 11/15/2004	1,337,838

		TOTAL	29,818,444

		TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $55,737,545)	55,640,543

Shares			Value
		PREFERRED STOCKS--0.5%
		Financial Intermediaries--0.3%
21,000		Citigroup, Inc. (Series F), Cumulative Pfd., 6.3650%	$955,500

		Telecommunications & Cellular--0.2%
3,800		AT&T Corp., Pfd., 8.72%	95,000
20,000		AT&T Corp., Pfd., $2.50	506,250

		TOTAL	601,250

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,631,396)	1,556,750

		WARRANTS--0.0%
4,750	[2]	Arcadia Financial Ltd., Warrants (identified cost $0)	5,344

		MUTUAL FUNDS--43.5%
10,751,187		Federated Mortgage Core Portfolio	104,286,513
338,247		High Yield Bond Portfolio	2,668,753
14,574,464		Prime Value Obligations Fund, IS Shares	14,574,464

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $122,192,078)	121,529,730

		TOTAL INVESTMENTS (IDENTIFIED COST $280,527,742)[3]	$278,047,400

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At September 30, 2000, these securities amounted to $11,044,895 which represents 4.0% of net assets.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $280,565,192. The net unrealized depreciation of investments on a federal tax basis amounts to $2,517,792 which is comprised of $1,155,304 appreciation and $3,673,096 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($279,550,660) at September 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000

Assets:
Total investments in securities, at value (identified cost $280,527,742 and tax cost $280,565,192)		$278,047,400
Income receivable		2,859,190
Receivable for shares sold		305,437

TOTAL ASSETS		281,212,027

Liabilities:
Payable for investments purchased	$426,590
Payable for shares redeemed	61,800
Income distribution payable	1,121,125
Accrued expenses	51,852

TOTAL LIABILITIES		1,661,367

Net assets for 27,521,466 shares outstanding		$279,550,660

Net Assets Consist of:
Paid in capital		$283,058,222
Net unrealized depreciation of investments		(2,480,342)
Accumulated net realized loss on investments		(1,004,632)
Distributions in excess of net investment income		(22,588)

TOTAL NET ASSETS		$279,550,660

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$203,863,581 ÷ 20,070,026 shares outstanding		$10.16

Institutional Service Shares:
$75,687,079 ÷ 7,451,440 shares outstanding		$10.16

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2000

Investment Income:
Dividends			$5,764,533
Interest			9,207,795

TOTAL INCOME			14,972,328

Expenses:
Investment adviser fee		$829,419
Administrative personnel and services fee		155,000
Custodian fees		13,398
Transfer and dividend disbursing agent fees and expenses		27,621
Directors'/Trustees' fees		3,854
Auditing fees		21,848
Legal fees		4,414
Portfolio accounting fees		64,998
Distribution services fee--Institutional Service Shares		98,960
Shareholder services fee--Institutional Shares		419,426
Shareholder services fee--Institutional Service Shares		98,960
Share registration costs		46,703
Printing and postage		19,743
Insurance premiums		1,512
Taxes		15,720
Miscellaneous		3,356

TOTAL EXPENSES		1,824,932

Waivers:
Waiver of investment adviser fee	$(481,845)
Reimbursement of investment adviser fee	(333)
Waiver of distribution services fee--Institutional Service Shares	(79,168)
Waiver of shareholder services fee--Institutional Shares	(419,426)

TOTAL WAIVERS		(980,772)

Net expenses			844,160

Net investment income			14,128,168

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(997,252)
Net realized gain on capital gain distributions from other investment companies			20,187
Net change in unrealized depreciation of investments			1,925,534

Net realized and unrealized gain on investments			948,469

Change in net assets resulting from operations			$15,076,637

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,128,168	$8,357,398
Net realized gain (loss) on investments ($(126,520) and $142,809, respectively, as computed for federal tax purposes)	(997,252)	115,242
Net realized gain on capital gain distributions from other investment companies	20,187	--
Net change in unrealized depreciation	1,925,534	(9,393,410)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,076,637	(920,770)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,557,062)	(7,367,196)
Institutional Service Shares	(2,641,368)	(940,617)
Distributions from net realized gains on investments
Institutional Shares	(117,737)	(203,445)
Institutional Service Shares	(13,144)	(25,544)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,329,311)	(8,536,802)

Share Transactions:
Proceeds from sale of shares	222,621,787	159,738,857
Net asset value of shares issued to shareholders in payment of distributions declared	4,040,580	2,573,271
Cost of shares redeemed	(114,662,440)	(97,972,705)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	111,999,927	64,339,423

Change in net assets	112,747,253	54,881,851

Net Assets:
Beginning of period	166,803,407	111,921,556

End of period (including undistributed net investment income of $0 and $47,674, respectively)	$279,550,660	$166,803,407

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$10.18	$10.90	$10.32	$10.00
Income From Investment Operations:
Net investment income	0.69	0.63	0.64	0.72
Net realized and unrealized gain (loss) on investments	(0.01)	(0.70)	0.58	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.68	(0.07)	1.22	1.04

Less Distributions:
Distributions from net investment income	(0.69)	(0.63)	(0.64)	(0.72)
Distributions from net realized gain on investments	(0.01)	(0.02)	--	--

TOTAL DISTRIBUTIONS	(0.70)	(0.65)	(0.64)	(0.72)

Net Asset Value, End of Period	$10.16	$10.18	$10.90	$10.32

Total Return[3]	6.96%	(0.63%)	12.21%	10.52%

Ratios to Average Net Assets:

Expenses	0.35%	0.35%	0.32%	0.01%

Net investment income	6.85%	6.10%	6.03%	7.15%

Expense waiver/reimbursement[4]	0.48%	0.62%	1.09%	4.39%

Supplemental Data:

Net assets, end of period (000 omitted)	$203,864	$145,428	$98,496	$16,700

Portfolio turnover	49%	97%	75%	101%

1 For the year ended September 30,1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$10.18	$10.90	$10.32	$10.00
Income From Investment Operations:
Net investment income	0.66	0.60	0.61	0.69
Net realized and unrealized gain (loss) on investments	(0.01)	(0.70)	0.58	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.65	(0.10)	1.19	1.01

Less Distributions:
Distributions from net investment income	(0.66)	(0.60)	(0.61)	(0.69)
Distributions from net realized gain on investments	(0.01)	(0.02)	--	--

TOTAL DISTRIBUTIONS	(0.67)	(0.62)	(0.61)	(0.69)

Net Asset Value, End of Period	$10.16	$10.18	$10.90	$10.32

Total Return[3]	6.64%	(0.93%)	11.87%	10.22%

Ratios to Average Net Assets:

Expenses	0.65%	0.65%	0.63%	0.31%

Net investment income	6.64%	5.80%	5.70%	6.71%

Expense waiver/reimbursement[4]	0.43%	0.57%	1.03%	4.59%

Supplemental Data:

Net assets, end of period (000 omitted)	$75,687	$21,376	$13,425	$2,289

Portfolio turnover	49%	97%	75%	101%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commissions, the Fund may invest in Federated Core Trust, (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received.

Additionally, pursuant to the same Exemptive Order, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company, the Fund's Adviser. The Prime Value Obligations Fund is an open-end management company, registered under the Investment Company Act of 1940. The investment objective of the Prime Value Obligations Fund is to provide a high level of current income consistent with stability of principal and liquidity. The Adviser has agreed to reimburse certain investment advisory fees as a result of these transactions. Income distributions earned by the fund are recorded as interest income. Additional information regarding High Yield Bond Portfolio, Federated Mortgage Core Portfolio and/or Prime Value Obligations Fund is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

At September 30, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $126,520, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

Additionally, net capital losses of $840,662 attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the next taxable year.

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,928,718	$149,925,308	12,649,367	$132,633,835
Shares issued to shareholders in payment of distributions declared	303,579	3,050,770	174,918	1,826,335
Shares redeemed	(9,442,584)	(94,718,804)	(7,577,001)	(79,157,964)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,789,713	$58,257,274	5,247,284	$55,302,206

Year Ended September 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,240,323	$72,696,479	2,597,077	$27,105,022
Shares issued to shareholders in payment of distributions declared	98,417	989,810	71,343	746,936
Shares redeemed	(1,986,423)	(19,943,636)	(1,800,528)	(18,814,741)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,352,317	$53,742,653	867,892	$9,037,217

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,142,030	$111,999,927	6,115,176	$64,339,423

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended September 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $87,154,166 and $53,828,375, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, (and in-kind contributions) for the year ended September 30, 2000, were as follows:

Purchases	$198,340,891

Sales	$98,922,784

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund") as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2000 and 1999, and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of September 30, 2000, the results of its operations, and the changes in its net assets and its financial highlights for the years ended September 30, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2000

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

G01721-04 (11/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

                        Federated Total Return Bond Fund

                                    Appendix

     A1. The graphic  presentation here displayed  consists of a line graph. The
corresponding   components  of  the  line  graph  are  listed  underneath.   The
Institutional  Shares of  Federated  Total  Return  Bond Fund (the  "Fund")  are
represented by a solid line. The Lehman Brothers Aggregate Bond Index (LBABI) is represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change in value of a  $100,000  hypothetical  investment  in the
Institutional  Shares  of the  Fund,  and  the  LBABI.  The  "x"  axis  reflects computation  periods from 10/1/96 to 9/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the Fund's  Institutional  Shares as compared  to the LBABI.  The ending values were $132,037 and $130,405, respectively.

     A2. The graphic  presentation here displayed  consists of a line graph. The
corresponding   components  of  the  line  graph  are  listed  underneath.   The
Institutional  Service  Shares of Federated  Total Return Bond Fund (the "Fund")
are  represented  by a solid  line.  The Lehman  Brothers  Aggregate  Bond Index
(LBABI)  is   represented  by  a  dotted  line.  The  line  graph  is  a  visual representation  of a  comparison  of change  in value of a $25,000  hypothetical investment in the  Institutional  Service Shares of the Fund, and the LBABI. The
"x" axis  reflects  computation  periods from  10/1/96 to 9/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment in the Fund's  Institutional  Service Shares as compared to the LBABI. The ending values were $32,623 and $32,601, respectively.